Statement of Changes in Net Assets Available for Benefits - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant	$ 10,499
Employer	3,812
Rollover	4,371
Total contributions	18,682
Investment income:
Net realized and unrealized appreciation in fair value of investments	21,853
Dividends	574
Net investment income	22,427
Interest income on notes receivable from participants	9
Total additions	41,118
Deductions
Benefits paid to participants	24,316
Administrative expenses	295
Other expenses	25
Total deductions	24,636
Increase (decrease) in net assets available for benefits	16,482
Balance, beginning of year	150,098
Balance, end of year	$ 166,580